Summary of Right-of-Use-Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	$ 55,168	$ 66,142
Additions	3,543	3,167
Derecognition	(480)	(2,597)
Depreciation	(6,575)	(7,417)
Lease reclassification		(3,631)
Effect of foreign currency exchange differences	(216)	(496)
Ending Balance	51,440	55,168
Real Estate [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	43,689	54,026
Additions	514	136
Derecognition	0	0
Depreciation	(3,566)	(3,900)
Lease reclassification		(6,233)
Effect of foreign currency exchange differences	(174)	(340)
Ending Balance	40,463	43,689
Vehicles and Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	11,479	12,116
Additions	3,029	3,031
Derecognition	(480)	(2,597)
Depreciation	(3,009)	(3,517)
Lease reclassification		2,602
Effect of foreign currency exchange differences	(42)	(156)
Ending Balance	$ 10,977	$ 11,479